ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Contract assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contract assets, net
Contract assets - gross	¥ 273,661	¥ 224,660
Allowance for credit losses	(114,998)	(137,059)
Contract assets, net	¥ 158,663	¥ 87,601